Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash Equivalents [Abstract]
Total cash equivalents	$ 152,102,400	$ 151,767,426
Cash [Member]
Cash Equivalents [Abstract]
Total cash equivalents	246,045	4,933
Held-to-maturity Investments [Member]
Cash Equivalents [Abstract]
Total cash equivalents	$ 151,856,355	$ 151,762,493